ACQUISITIONS (Details) $ / shares in Units, $ in Millions			6 Months Ended
	Dec. 11, 2020 USD ($)	Nov. 12, 2020 USD ($) item $ / shares	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination
Number of shares to acquire rights and assets		1,875,000	1,875,000
Additional payments for obtaining Chinese import clearance for HB4 Soy or achieving penetration of this technology in a minimum number of planted hectares			$ 2
Post-closing payments as reimbursement of costs			$ 1
Royalty payments as a percentage of net HB4 Soy technology revenues	6.00%
Maximum aggregate amount of royalty payments	$ 10
Verdeca LLC
Disclosure of detailed information about business combination
Percentage of flour with less gluten		65.00%
Number of times the dietary fiber content of conventional wheat flours | item		10
Cash paid as consideration to acquire rights and assets		$ 5
Equity as consideration to acquire rights and assets		$ 15
Number of shares to acquire rights and assets		1,875,000
Share price | $ / shares		$ 8
Lock up period		6 months
Percentage of shares pledged in favor of entity		33.00%
Additional payments for obtaining Chinese import clearance for HB4 Soy or achieving penetration of this technology in a minimum number of planted hectares		$ 2
Post-closing payments as reimbursement of costs		$ 1
Royalty payments as a percentage of net HB4 Soy technology revenues		6.00%
Maximum aggregate amount of royalty payments		$ 10
Royalty payment as a percentage of the net wheat technology revenues resulting from the in-licensed materials		25.00%